Guarantees and commitments (Tables)	6 Months Ended
Jun. 30, 2013
Guarantees
Guarantees

end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Carrying value	Collateral received
2Q13 (CHF million)
Credit guarantees and similar instruments	10,409	2,371	12,780	12,552		9	1,932
Performance guarantees and similar instruments	4,783	4,308	9,091	8,188		83	3,012
Securities lending indemnifications	12,578	0	12,578	12,578		0	12,578
Derivatives [2]	17,793	17,842	35,635	35,635		1,132	–	[3]
Other guarantees	3,862	1,222	5,084	5,070		3	2,628
Total guarantees	49,425	25,743	75,168	74,023		1,227	20,150
4Q12 (CHF million)
Credit guarantees and similar instruments [4]	10,104	2,483	12,587	12,200		53	1,920
Performance guarantees and similar instruments	5,160	4,371	9,531	8,793		139	3,336
Securities lending indemnifications	12,211	0	12,211	12,211		0	12,211
Derivatives [2]	21,197	14,218	35,415	35,415		985	–	[3]
Other guarantees	4,297	1,122	5,419	5,397		3	2,812
Total guarantees	52,969	22,194	75,163	74,016		1,180	20,279
1 Total net amount is computed as the gross amount less any participations.
2
Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Group had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments.

3 Collateral for derivatives accounted for as guarantees is not significant.
4 Prior period has been corrected.

Residential mortgage loans sold
Residential mortgage loans sold

January 1, 2004 to June 30, 2013 (USD billion)
Government-sponsored enterprises	8.2
Private investors [1]	23.1
Non-agency securitizations	132.5	[2]
Total residential mortgage loans sold	163.8
1 Primarily banks.
2
The outstanding balance of residential mortgage loans sold was USD 27.4 billion as of the end of 2Q13. The difference of the total balance of mortgage loans sold and the outstanding balance as of the end of 2Q13 is attributable to borrower payments of USD 87.3 billion and losses of USD 17.8 billion due to loan defaults.

Residential mortgage loans sold - outstanding repurchase claims
Residential mortgage loans sold – outstanding repurchase claims

	2Q13					1Q13
	Government- sponsored enterprises	Private investors	Non-agency securitiza- tions	Total		Government- sponsored enterprises	Private investors	Non-agency securitiza- tions	Total
Outstanding repurchase claims (USD million)
Balance at beginning of period	67	482	1,398	1,947		67	464	1,395	1,926
New claims	24	93	149	266		12	22	340	374
Claims settled through repurchases	(1)	0	(2)	(3)	[1]	(3)	0	0	(3)	[1]
Other settlements	(5)	(155)	(4)	(164)	[2]	(3)	0	(3)	(6)	[2]
Total claims settled	(6)	(155)	(6)	(167)		(6)	0	(3)	(9)
Claims rescinded	(4)	0	0	(4)		(6)	(4)	0	(10)
Transfers to/from arbitration and litigation, net [3]	0	0	(347)	(347)		0	0	(334)	(334)
Balance at end of period	81	420	1,194	1,695		67	482	1,398	1,947

	2Q12
	Government- sponsored enterprises	Private investors	Non-agency securitiza- tions	Total
Outstanding repurchase claims (USD million)
Balance at beginning of period	50	437	762	1,249
New claims	25	14	242	281
Claims settled through repurchases	(2)	0	(3)	(5)	[1]
Other settlements	(2)	(1)	(6)	(9)	[2]
Total claims settled	(4)	(1)	(9)	(14)
Claims rescinded	0	(2)	0	(2)
Transfers to/from arbitration and litigation, net [3]	0	0	(144)	(144)
Balance at end of period	71	448	851	1,370
1 Settled at a repurchase price of USD 3 million, USD 3 million and USD 6 million in 2Q13, 1Q13 and 2Q12, respectively.
2 Settled at USD 20 million, USD 5 million and USD 7 million in 2Q13, 1Q13 and 2Q12, respectively.
3 Refer to "Note 29 – Litigation" for repurchase claims that are in arbitration or litigation.

Residential mortgage loans sold – outstanding repurchase claims (continued)

	6M13					6M12
	Government- sponsored enterprises	Private investors	Non-agency securitiza- tions	Total		Government- sponsored enterprises	Private investors	Non-agency securitiza- tions	Total
Outstanding repurchase claims (USD million)
Balance at beginning of period	67	464	1,395	1,926		68	432	243	743
New claims	36	115	489	640		36	22	777	835
Claims settled through repurchases	(4)	0	(2)	(6)	[1]	(3)	0	(5)	(8)	[1]
Other settlements	(8)	(155)	(7)	(170)	[2]	(4)	(1)	(8)	(13)	[2]
Total claims settled	(12)	(155)	(9)	(176)		(7)	(1)	(13)	(21)
Claims rescinded	(10)	(4)	0	(14)		(26)	(5)	0	(31)
Transfers to/from arbitration and litigation, net [3]	0	0	(681)	(681)		0	0	(156)	(156)
Balance at end of period	81	420	1,194	1,695		71	448	851	1,370
1 Settled at a repurchase price of USD 6 million and USD 9 million in 6M13 and 6M12, respectively.
2 Settled at USD 25 million and USD 10 million in 6M13 and 6M12, respectively.
3 Refer to "Note 29 – Litigation" for repurchase claims that are in arbitration or litigation.

Provisions for outstanding repurchase claims
Provisions for outstanding repurchase claims

	2Q13	1Q13		2Q12		6M13	6M12
Provisions for outstanding repurchase claims (USD million) [1]
Balance at beginning of period	59	55		49		55	59
Increase/(decrease) in provisions, net	62	12		20		74	16
Realized losses [2]	(23)	(8)	[3]	(13)	[3]	(31)	(19)	[3]
Balance at end of period [4]	98	59		56		98	56
1 Excludes provisions for repurchase claims related to residential mortgage loans sold that are in arbitration or litigation. Refer to "Note 29 – Litigation" for further information.
2 Includes indemnifications paid to resolve loan repurchase claims.
3 Primarily related to government-sponsored enterprises and non-agency securitizations.
4 Primarily related to government-sponsored enterprises.

Other commitments
Other commitments

	2Q13							4Q12
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount		Total net amount	[1]	Collateral received	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount		Total net amount	[1]	Collateral received
Other commitments (CHF million)
Irrevocable commitments under documentary credits	5,660	29	5,689		5,574		3,160	6,217	41	6,258		6,061		3,219
Loan commitments	170,538	74,593	245,131	[2]	239,693		163,905	169,462	67,648	237,110	[2]	231,639		153,460
Forward reverse repurchase agreements	43,192	0	43,192		43,192		43,192	45,556	0	45,556		45,556		45,556
Other commitments	3,807	1,531	5,338		5,338		167	949	1,612	2,561		2,561		131
Total other commitments	223,197	76,153	299,350		293,797		210,424	222,184	69,301	291,485		285,817		202,366
1 Total net amount is computed as the gross amount less any participations.
2
Includes CHF 140,510 million and CHF 139,709 million of unused credit limits as of the end of 2Q13 and 4Q12, respectively, which were revocable at the Group's sole discretion upon notice to the client.